Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of March 31,
	2025	2024
Accounts receivable	$878,944	$1,015,452
Less: allowance for expected credit loss	(38,202)	(10,676)
	$840,742	$1,004,776

Schedule of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$10,676	$6,030
Provision	27,463	4,627
Exchange difference	63	19
Balance at end of the year	$38,202	$10,676